Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Northwestern Mutual Series Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2022
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2022